Principal Business Activity and Basis of Presentation	12 Months Ended
Oct. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principal Business Activity and Basis of Presentation

1.  PRINCIPAL BUSINESS ACTIVITY AND BASIS OF PRESENTATION

The accompanying financial statements present the financial results of Majesco Entertainment Company and Majesco Europe Limited, its wholly-owned subsidiary, (together, “Majesco” or the “Company”) on a consolidated basis. Prior to the November 2014 sale of its equity investment, the Company had 50% of the voting control of GMS Entertainment Limited (“GMS”) and the right to appoint one-half of the directors of GMS. Accordingly, the Company accounted for GMS on the equity method as a corporate joint venture.

The Company is a provider of video game products primarily for the casual-game consumer and has published video games for interactive entertainment hardware platforms, including Nintendo’s DS, 3DS, Wii and WiiU, Sony’s PlayStation 3 and 4, or PS3 and PS4, Microsoft’s Xbox 360 and Xbox One and the personal computer, or PC. It has historically sold its products through two sales channels, retail and digital. It has sold packaged software to large retail chains, specialty retail stores, video game rental outlets and distributors and through digital distribution for platforms such as Xbox Live Arcade, PlayStation Network, or PSN, and Steam, and for mobile devices and online platforms. In July 2015, the Company transferred retail distribution activities, assets and obligations to a company owned by its former chief executive officer (see Note 15).

The Company’s video game titles are targeted at various demographics at a range of price points. Due to the larger budget requirements for developing and marketing premium console titles for core gamers, the Company has focused on publishing more lower-cost games targeting casual-game consumers and independent game developer fans. In some instances, the Company’s titles are based on licenses of well-known properties and, in other cases, original properties. The Company enters into agreements with content providers and video game development studios for the creation of our video games.

The Company’s operations involve similar products and customers worldwide. These products are developed and sold domestically and internationally. The Company is centrally managed and our chief operating decision makers, the chief executive and other officers, use consolidated and other financial information supplemented by sales information by product category, major product title and platform for making operational decisions and assessing financial performance. Accordingly, it operates in a single segment.

Reverse stock-split. On July 27, 2016, Majesco Entertainment Company (the “Company”) filed a certificate of amendment (the “Amendment”) to its Restated Certificate of Incorporation with the Secretary of State of the State of Delaware in order to effectuate a reverse stock split of the Company’s issued and outstanding common stock, par value $0.001 per share on a one (1) for six (6) basis, effective on July 29, 2016 (the “Reverse Stock Split”).

The Reverse Stock Split was effective with The NASDAQ Capital Market (“NASDAQ”) at the open of business on August 1, 2016. The par value and other terms of Company’s common stock were not affected by the Reverse Stock Split. The Company’s post-Reverse Stock Split common stock has a new CUSIP number, 560690 406. The Company’s transfer agent, Equity Stock Transfer LLC, is acting as exchange agent for the Reverse Stock Split.

As a result of the Reverse Stock Split, every six shares of the Company’s pre-Reverse Stock Split common stock was combined and reclassified into one share of the Company’s common stock. No fractional shares of common stock were issued as a result of the Reverse Stock Split. Stockholders who otherwise would be entitled to a fractional share shall receive a cash payment in an amount equal to the product obtained by multiplying (i) the closing sale price of our common stock on the business day immediately preceding the effective date of the Reverse Stock Split as reported on NASDAQ by (ii) the number of shares of our common stock held by the stockholder that would otherwise have been exchanged for the fractional share interest.

All common share and per share amounts have been restated to show the effect of the Reverse Stock Split.

NASDAQ listing. On March 3, 2016, the Company was notified by The NASDAQ Stock Market, LLC (“Nasdaq”) that it was not in compliance with Nasdaq Listing Rule 5550(a)(2) (the “Rule”) because the Company’s common stock failed to maintain a minimum closing bid price of $1.00 per share for the prior 30 consecutive business days. The notice had no immediate effect on the listing or trading of the Company’s common stock on The NASDAQ Capital Market.

The Company had a period of 180 calendar days, or until August 30, 2016, to achieve compliance with the Rule. The Company regained compliance with the Rule in August 2016 by effecting the Reverse Stock Split.

Major customers. Sony, Microsoft and Valve accounted for 47%, 37%, and 13%, respectively, of sales for the year ended October 31, 2016. Sony, Sidekick and Microsoft accounted for 41%, 25% and 20%, respectively, of accounts receivable as of October 31, 2016. Sales to GameStop represented approximately 10% of net revenues in 2015. In 2015, Alliance Distributors and Microsoft Corporation represented approximately 10% and 13% of total revenue, respectively. Sony, Microsoft, Valve and Nintendo accounted for 37%, 20%, 18% and 13% of total accounts receivable as of October 31, 2015, respectively.

Concentrations.  The Company develops and distributes video game software for proprietary platforms under licenses from Nintendo, Sony and Microsoft, which must be periodically renewed. The Company’s agreements with these manufacturers also grant them certain control over the Company’s products. In addition, for the years ended October 31, 2016 and 2015 sales of the Company’s Zumba Fitness games accounted for approximately 9% and 28% of net revenues, respectively.